Taxation - Changes in valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Taxation
Balance at beginning of the year	¥ 260,002	¥ 30,098	¥ 51,027
Additions	102,398	245,886	21,224
Reversals	(15,160)	(15,982)	(42,153)
Balance at end of the year	347,240	260,002	30,098
Valuation allowance	347,240	30,098	¥ 30,098	¥ 347,240
Operating loss carryforwards				222,717
Shanghai Anquying Technology Co., Ltd.
Taxation
Balance at end of the year	242,616
Valuation allowance	242,616			¥ 242,616
Provision for credit losses
Taxation
Balance at beginning of the year	229,170,000
Balance at end of the year		229,170,000
Valuation allowance	¥ 229,170,000	¥ 229,170,000